CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities:
Net income (loss)	$ 4,421	26,763	(14,473)	163,343
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Depreciation of property and equipment	708	4,288	2,462	1,584
Amortization of intangible assets	3,751	22,707	23,583	19,686
Amortization of non-current prepayments	925	5,600	1,400
Loss on disposal of property and equipment	4	22	4	5
Loss on disposal of intangible assets			275
Impairment of intangible assets	432	2,613	10,910
Impairment of goodwill		0	33,517
Share-based compensation expenses	2,316	14,020	14,075	815
Listing expenses			17,307
Write-off of obsolete inventories			669
Write-off of accounts receivable			553
Changes in fair value of contingently returnable consideration assets	(4,025)	(24,366)	(27,326)	(39,446)
Deferred tax benefit	(574)	(3,474)	(2,720)	(55,221)
Gain on disposal of a subsidiary	(2,367)	(14,332)
Gain on bargain purchase	(1,595)	(9,654)
Changes in operating assets and liabilities:
Accounts receivable	(14,584)	(88,287)	13,842	(19,108)
Prepayments and other current assets	(11,926)	(72,197)	(622)	(3,446)
Inventories	390	2,359	(925)	23
Amounts due from related parties	(1,007)	(6,097)	1,349	16,603
Other non-current assets	(1,197)	(7,244)
Accounts payable	8,883	53,773	(5,461)	(3,254)
Amounts due to related parties	(164)	(991)	(5,551)	494
Income tax payable	293	1,775	(11,039)	7,985
Accrued expenses and other current liabilities	3,294	19,943	3,632	7,275
Unrecognized tax benefits	231	1,400	(5,449)	6,679
Deferred revenue	1,770	10,716	(2,197)	3,894
Other non-current liabilities				550
Net cash generated from (used in) operating activities	(10,021)	(60,663)	47,815	108,461
Cash flows from investing activities:
Acquisition of a subsidiary, net of cash acquired	17	104
Loan to a third-party	(238)	(1,443)	(3,040)
Acquisition of property and equipment	(2,369)	(14,342)	(1,845)	(5,023)
Purchases of a long-term investment	(330)	(2,000)
Acquisition of intangible assets	(8,282)	(50,134)	(7,666)	(11,570)
Prepayment for an intangible asset			(2,500)
Prepayments for non-current assets (Note 11)			(30,000)
Receivables from game developers	(595)	(3,600)	(10,000)
Purchase of short-term investments	(10,382)	(62,849)	(45,500)
Maturity of short-term investments	9,263	56,077	500
Net proceeds from disposal of a subsidiary	1	4
Proceeds from disposal of property and equipment	103	622		9
Net cash used in investing activities	(12,812)	(77,561)	(100,051)	(16,584)
Cash flows from financing activities:
Proceeds from short-term bank borrowing	2,313	14,000
Repayment of loan from a third party	(330)	(2,000)
Dividends paid			(63,000)	(8,400)
Restricted cash	(2,598)	(15,725)
Proceeds from government grants	330	2,000
Proceeds from issuance of contingently redeemable ordinary shares			75,648
Proceeds from issuance of ordinary shares	42,332	256,265
Payment of issuance costs of ordinary shares	(965)	(5,840)
Capital contribution from noncontrolling interests	23	138	200
Proceeds from exercise of share-based awards	1,914	11,589
Payment of issuance costs of contingently redeemable ordinary shares			(1,813)
Payment of listing expenses			(17,307)
Net cash (used in) generated from financing activities	43,019	260,427	(6,272)	(8,400)
Exchange rate effect on cash and cash equivalents	(299)	(1,813)	7	(278)
Net increase (decrease) in cash and cash equivalents	19,887	120,390	(58,501)	83,199
Cash and cash equivalents, beginning of the year	21,266	128,736	187,237	104,038
Cash and cash equivalents, end of the year	41,153	249,126	128,736	187,237
Supplemental disclosure of cash flows information:
Income taxes paid	17	105	11,192	4,001
Interest paid	3	20
Non-cash activities:
Acquisition of noncontrolling interests	255	1,543		208,396
Dividend declared but not paid				63,000
Equity issuance costs incurred from issuance of ordinary shares (Note 20 (d))	592	3,582
Deemed dividend to VODone Limited ("VODone")	6,279	38,014	32,929	30,278
Settlement of unrecognized tax benefits from disposal of a subsidiary	$ 2,209	13,374